STARBOARD INVESTMENT TRUST

116 South Franklin Street

Rocky Mount, NC 27804

252-972-9922

August 5, 2026

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy (the “Funds”), each a series of the Starboard Investment Trust

File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above Funds do not differ from those contained in Post-Effective Amendment No. 447 to the Trust’s Registration Statement on Form N-1A. The amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2026.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3816 x215.

Yours truly,

/s/ Tracie A. Coop

Tracie A. Coop, Secretary